Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2021
Charles Schwab Corporation [member]
Statement [Line Items]
Summary of Condensed Financial Statements

The condensed financial statements of Schwab, based on its consolidated financial statements converted into Canadian dollars, are included in the following tables.

Condensed Consolidated Balance Sheet
(millions of Canadian dollars)	As at
March 31 2021
Assets
Receivables from brokerage clients, net	$91,831
Available for sale securities	420,377
Other assets	180,365
Total assets	$692,573
Liabilities
Bank deposits	$454,660
Payables to brokerage clients	124,561
Other liabilities	45,019

Total liabilities	624,240

Stockholders’ equity[1]	68,333
Total liabilities and stockholders’ equity	$692,573

[1]

The difference between the carrying value of the Bank’s investment in Schwab and the Bank’s share of Schwab’s stockholders’ equity is comprised of goodwill, other intangibles, and cumulative translation adjustment.

Condensed Consolidated Statement of Income
(millions of Canadian dollars, except as noted)	For the three months ended	For the six months ended
	March 31, 2021	March 31, 2021
Net Revenues
Net interest revenue	$2,420	$4,777
Asset management and administration fees	1,287	2,573

Trading revenue and other	2,265	4,063

Total net revenues	5,972	11,413
Expenses Excluding Interest
Compensation and benefits	1,811	3,633

Other	1,678	3,375

Total expenses excluding interest	3,489	7,008
Income before taxes on income	2,483	4,405

Taxes on income	603	1,047

Net income	1,880	3,358

Preferred stock dividends and other	122	233

Net Income available to common stockholders[1]	1,758	3,125

Other comprehensive income (loss)	(5,720)	(6,100)
Total comprehensive income	$(3,962)	$(2,975)
Earnings per common shares outstanding – basic (Canadian dollars)	$0.93	$1.67
Earnings per common shares outstanding – diluted (Canadian dollars)	0.93	1.67

[1]

The Bank’s share of net income from the investment in Schwab is based on the published consolidated financial statements of Schwab after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.